Other Intangible Assets Subject to Amortization (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 251.2	[1]	$ 164.2	[1]
Accumulated Amortization	127.8	[1]	111.0	[1]
Net Book Value	$ 123.4	[1]	$ 53.2	[1]

[1]	Includes the effect of foreign exchange rates on non-U.S. dollar denominated intangible assets.